Income Taxes (Details Textual)	1 Months Ended	12 Months Ended					24 Months Ended	36 Months Ended				48 Months Ended	84 Months Ended
	Dec. 31, 2008	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2013	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013	Dec. 30, 2017	Dec. 31, 2020	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)					12.50%
Tax loss carryforwards		¥ 8,066,390,000						¥ 8,066,390,000						$ 1,173,208,000
Tax loss carryforward in 2018		637,990,000						637,990,000
Tax loss carryforward in 2019		1,248,889,000						1,248,889,000
Tax loss carryforward in 2020		100,902,000						100,902,000
Tax loss carryforward in 2021		2,566,134,000						2,566,134,000
Tax loss carryforward in 2022		3,512,475,000						3,512,475,000
Deferred income tax liability for the undistributed earnings		22,490,000						22,490,000						3,271,000
Undistributed earnings of foreign subsidiaries		¥ 224,898,000						224,898,000
Deferred Tax Assets, Net				¥ 192			¥ 192
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		(25.00%)	(25.00%)	(25.00%)	(25.00%)
Deferred Tax Assets, Valuation Allowance		¥ 3,819,978,000		¥ 3,619,020,000	¥ 3,352,131,000		3,619,020,000	¥ 3,819,978,000	¥ 3,352,131,000	¥ 2,691,684,000				555,592,000	$ 526,365,000	$ 0
German Subsidiary [Member]
Income Tax Holiday [Line Items]
Deferred Income Tax Liabilities, Net				¥ 4,501,000			¥ 4,501,000
PRC [Member]
Income Tax Holiday [Line Items]
Withholding income tax rate for dividends distributed (as a percent)		10.00%	10.00%
Undistributed earnings of foreign subsidiaries | $														$ 32,710,000
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years		¥ 100,000	$ 15,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
PRC [Member] | Tianwei Yingli [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)						15.00%			15.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				25.00%
PRC [Member] | Yingli China [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)											15.00%	15.00%
PRC [Member] | Yingli China [Member] | Scenario, Plan [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)													15.00%
PRC [Member] | Yingli Tianjin, Yingli Lixian and Yingli Hengshui [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)								15.00%		15.00%
PRC [Member] | Yingli Hainan [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)							15.00%			12.50%			15.00%
GERMANY
Income Tax Holiday [Line Items]
Withholding income tax rate for dividends distributed (as a percent)				26.375%
Corporation income tax rate (as a percent)		15.00%						15.00%						15.00%
Solidarity surcharge on corporation income taxes (as a percent)		5.50%						5.50%						5.50%
GERMANY | Yingli Europe [Member]
Income Tax Holiday [Line Items]
Trade income tax rate (as a percent)		17.15%						17.15%						17.15%
Aggregate statutory income tax rate (as a percent)		32.975%						32.975%						32.975%
UNITED STATES
Income Tax Holiday [Line Items]
Aggregate statutory income tax rate (as a percent)		27.50%						27.50%						27.50%
Federal corporation tax rate (as a percent)		21.00%	21.00%
State corporation tax rate (as a percent)		6.50%	6.50%